Debt - Subordinated Debt (Details) - Subordinated Debt Notes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Amount outstanding	$ 2,250,000	$ 2,250,000
ECAPS Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 1,000,000	1,000,000
Weighted average interest rate	6.39%
2045 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 500,000	500,000
Weighted average interest rate	6.50%
2079 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 750,000	$ 750,000
Weighted average interest rate	5.88%